UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.	Name and address of issuer: Goldman Sachs Trust 71 South Wacker Dr., Suite 500 Chicago, IL 60606
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Goldman Sachs Income Builder Fund

Goldman Sachs Rising Dividend Growth Fund

Goldman Sachs Retirement Portfolio Completion Fund

Goldman Sachs Structured Large Cap Growth Fund

Goldman Sachs Structured Large Cap Value Fund

Goldman Sachs Structured Small Cap Equity Fund

Goldman Sachs Structured U.S. Equity Fund

Goldman Sachs Asia Equity Fund

Goldman Sachs Brazil Equity Fund

Goldman Sachs China Equity Fund

Goldman Sachs India Equity Fund

Goldman Sachs Korea Equity Fund

Goldman Sachs N-11 Equity Fund

Goldman Sachs Structured International Equity Fund

Goldman Sachs Emerging Markets Equity Fund

Goldman Sachs Concentrated International Equity Fund

Goldman Sachs International Small Cap Fund

Goldman Sachs BRIC Fund

Goldman Sachs Structured Small Cap Value Fund

Goldman Sachs Structured Small Cap Growth Fund

Goldman Sachs Structured International Small Cap Fund

Goldman Sachs Structured Emerging Markets Equity Fund

Goldman Sachs Strategic International Equity Fund

3.	Investment Company Act File Number: 811-5349 Securities Act File Number: 33-17619

4(a)	Last day of fiscal year for which this Form is filed: October 31, 2012.
4(b)	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).
4(c)	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):				$1,621,663,948

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$2,397,656,349

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$84,822,011,185	(1)

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$87,219,667,534	(2)

	(v)	Net sales—if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$0

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(85,598,003,586	)(3)

	(vii)	Multiplier for determining registration fee (See Instruction C.9):			×	0.0001364

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):			=	$0

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.	Interest due—if this Form is being filed more than 90 days after the end of the issuer’s fiscal year:
						$0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
					=	$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
		Method of Delivery:
		☐ Wire Transfer
		☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated

By (Signature and Title)*		/s/ Peter W. Fortner
Peter W. Fortner, Asst. Treasurer

Date:	June 28, 2013

*Please print the name and title of the signing officer below the signature.

(1) This figure, $84,822,011,185, represents a correction of the earlier reported erroneous figure of $84,826,024,601 included in our filing of January 25, 2013.

(2) This figure, $87,219,667,534, represents a correction of the earlier reported erroneous figure of $87,223,680,950 included in our filing of January 25, 2013.

(3) This figure, $(85,598,003,586), represents a correction of the earlier reported erroneous figure of $(85,602,017,002) included in our filing of January 25, 2013.